Discontinued operations and assets classified as held for sale - Discontinued operations, net of income taxes (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations	[1],[2]	€ (213)	€ 843	[3]	€ 660	[3]
Combined Lumileds and Automotive Lighting businesses [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations		12	(29)		282
Discontinued operations [member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations		(213)	843		660
Other operations [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations		(27)	(24)		134
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations		€ (198)	€ 896		€ 244

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.